Crypto assets loan receivables - Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Crypto assets loan receivables
Crypto assets loan receivables	$ 57,788	$ 42,141
BTC
Crypto assets loan receivables
Crypto assets loan receivables	18,162	10,940
ETH
Crypto assets loan receivables
Crypto assets loan receivables	5,421	8,562
USDS
Crypto assets loan receivables
Crypto assets loan receivables	2,323	6,896
Currency equivalent for each unit of the crypto token	1
USDC
Crypto assets loan receivables
Crypto assets loan receivables	13,848	6,412
USDT
Crypto assets loan receivables
Crypto assets loan receivables	$ 18,034	$ 9,331